Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-32426
Entity Registrant Name	WEX Inc.
Entity Central Index Key	0001309108
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0526993
Entity Address, Address Line One	1 Hancock Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	733-8171
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false